Securities - Schedule of Securities Classified as Available for Sale Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	$ 66,144	$ 66,118	$ 75,473
Gross Unrealized Gains	212	13	132
Gross Unrealized Losses	(71)	(187)	(136)
Available for sale securities, fair value	66,285	65,944	75,469
Federal Home Loan Bank Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	5,015	15,074	23,269
Gross Unrealized Gains	9	6	24
Gross Unrealized Losses		(6)	(50)
Available for sale securities, fair value	5,024	15,074	23,243
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	12,016	14,037	29,799
Gross Unrealized Gains	14	7	84
Gross Unrealized Losses		(37)	(85)
Available for sale securities, fair value	12,030	14,007	29,798
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	49,113	37,007	17,380
Gross Unrealized Gains	189		19
Gross Unrealized Losses	(71)	(144)	(1)
Available for sale securities, fair value	$ 49,231	$ 36,863	17,398
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost			5,025
Gross Unrealized Gains			5
Available for sale securities, fair value			$ 5,030